Summary of Signification Accounting Policies - Schedule of Disaggregation Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 2,269,330	$ 7,434,023	$ 10,848,938
Percentage of total revenue from discontinued operations	100.00%	100.00%	100.00%
Continuing Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 18,834,099	$ 50,869,812	$ 50,837,232
Percentage of total revenue from discontinued operations	100.00%	100.00%	100.00%
Food and beverage [Member] | Discontinued Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 1,170,458	$ 3,782,036	$ 3,479,998
Percentage of total revenue from discontinued operations	52.00%	51.00%	32.00%
Food and beverage [Member] | Continuing Operations [Member]
Discontinued operations
Total revenue from discontinued operations		$ 27,751,764	$ 22,236,685
Percentage of total revenue from discontinued operations		55.00%	44.00%
Fresh produce [Member] | Discontinued Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 1,050,384	$ 3,625,667	$ 5,436,310
Percentage of total revenue from discontinued operations	46.00%	49.00%	50.00%
Fresh produce [Member] | Continuing Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 440,295	$ 8,323,343	$ 13,939,462
Percentage of total revenue from discontinued operations	2.00%	16.00%	27.00%
Lifestyle and other personal care items [Member] | Discontinued Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 48,488	$ 26,320	$ 1,932,630
Percentage of total revenue from discontinued operations	2.00%		18.00%
Packaged-tour [Member] | Continuing Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 18,393,804	$ 14,789,379	$ 14,661,085
Percentage of total revenue from discontinued operations	98.00%	29.00%	29.00%
Others [Member] | Continuing Operations [Member]
Discontinued operations
Total revenue from discontinued operations		$ 5,326
Percentage of total revenue from discontinued operations